Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes
Schedule of components of net loss

	December 31,
	2022	2021
United States	$22,300,354	$28,838,629
Canada	6,413,177	7,113,397
Total	$28,713,531	$35,952,026

Schedule of provision for income tax

	December 31,
	2022	2021
Income tax benefit computed at statutory rate of 21%	$(6,029,842)	$(7,549,925)
State tax, net of federal tax benefit	(875,304)	(1,846,137)
Difference in foreign tax rates	(1,027,801)	(1,920,617)
Change in state tax rate	1,016,106	979,799
Deferred tax adjustments	(94,128)	2,320,679
Change in valuation allowance	6,542,458	6,190,063
Non-deductible tax items:
(Gain) loss on derivative liability	(26,742)	(209,005)
Share based compensation	726,601	2,010,440
Equity Finance Costs	(251,259)	—
Other	19,911	24,703
Income tax provision (benefit)	$—	$—

Schedule of components of deferred tax assets

	December 31,
	2022	2021
Net operating loss carryforward – U.S.	$41,589,845	$37,457,055
Net operating loss carryforward – CAD	9,948,259	8,641,690
Buildings and equipment	453,716	480,916
Mineral interest and properties	37,045,201	35,889,391
Financing costs	573,432	824,691
Environmental obligation	2,651,486	2,584,281
Other	440,276	532,992
Deferred tax assets	92,702,215	86,411,016
Less valuation allowance	(92,702,215)	(86,411,016)
Net deferred tax assets	$—	$—

Summary of changes in the valuation allowance

	December 31,
	2022	2021
Valuation allowance on deferred tax assets, beginning of year	$(86,411,016)	$(84,812,836)
Change related to:
Valuation allowance movement recognized in continuing operations	(6,542,458)	(6,190,063)
Valuation allowance movement recognized in equity	(251,259)	4,591,883
Valuation allowance on deferred tax assets, end of year	$(92,702,215)	$(86,411,016)